Document and Entity Information	0 Months Ended
Dec. 05, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 05, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 05, 2014
Document Effective Date	Dec. 05, 2014
Prospectus Date	Dec. 05, 2014
Validea Market Legends ETF | Validea Market Legends ETF
Risk/Return:
Trading Symbol	VALX